Commitments and Contingencies - Schedule of Weighted-Average Remaining Lease Terms and Discount Rates Related Leases (Details)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating leases, weighted -average remaining lease term (in years)	3 years 4 months 24 days	3 years 6 months	4 years 2 months 12 days	3 years 10 months 24 days
Operating leases, weighted-average discount rate	9.90%	9.90%	9.50%	9.50%